Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CSB Bancorp, Inc. (the “Company” or “CSB”) was incorporated in 1991 in the State of Ohio, and is a registered bank holding company. The Company’s wholly-owned subsidiaries are The Commercial and Savings Bank of Millersburg, Ohio (the “Bank”) and CSB Investment Services, LLC. The Company, through its subsidiaries, operates in one industry segment; the commercial banking industry.

The Bank, an Ohio-chartered bank organized in 1879, provides financial services through its sixteen Banking Centers located in Holmes, Stark, Tuscarawas and Wayne counties. These communities are the source of a substantial majority of the Bank’s deposit, loan, and trust activities. The majority of the Bank’s income is derived from commercial and retail lending activities, and investments in securities. Its primary deposit products are checking, savings, and term certificate accounts. Its primary lending products are residential real estate, commercial real estate, commercial, and installment loans. Substantially, all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid with cash flow from business operations. Real estate loans are secured by both residential and commercial real estate.

Significant accounting policies followed by the Company are presented below:

USE OF ESTIMATES IN PREPARING FINANCIAL STATEMENTS

In preparing the Consolidated Financial Statements, in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the Consolidated Balance Sheets and reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The most significant estimates susceptible to change in the near term relate to management’s determination of the allowance for loan losses and the fair value of financial instruments.

PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Bank has a trust department and the assets held by the Bank in fiduciary or agency capacities for its customers are not included in the Consolidated Balance Sheets as such items are not assets of the Bank.

CASH AND CASH EQUIVALENTS

For purposes of the Consolidated Statements of Cash Flows, cash, and cash equivalents include cash on hand and amounts due from banks which mature overnight or within ninety days.

CASH RESERVE REQUIREMENTS

The Bank generally is required by the Federal Reserve to maintain reserves consisting of cash on hand and noninterest-earning balances on deposit with the Federal Reserve Bank. The required reserve balances were $919 thousand and $846 thousand as of December 31, 2019 and 2018, respectively.

SECURITIES

At the time of purchase all debt securities are evaluated and designated as available-for-sale or held-to-maturity. Securities designated as available-for-sale are carried at fair value with unrealized gains and losses on such securities, net of applicable income taxes, recognized as other comprehensive income or loss. Held-to-maturity securities are carried at their fair value on the date of transfer or at amortized cost if security purchases are designated as held-to-maturity. At December 31, 2019, 11% of the total investment portfolio was classified as held-to-maturity. Equity securities are held at fair value. Holding gains and losses are recorded in income. Dividends on equity securities are recognized as income when earned.

The amortized cost of debt securities is adjusted for the accretion of discounts to maturity and the amortization of premiums to the earlier of a bond’s call date or maturity based on the interest method. Such amortization and accretion is included in interest and dividends on securities.

Gains and losses on sales of securities are accounted for on a trade date basis, using the specific identification method, and are included in noninterest income. Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to: the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the receipt of principal and interest according to the contractual terms, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and management’s intent, and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability to hold the security is a review of the Company’s capital adequacy, interest rate risk position, and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations, and management’s intent and ability to hold the security requires considerable judgment. A decline in value that is considered to be other-than-temporary is recorded as a loss within noninterest income in the Consolidated Statements of Income.

Investments in FHLB and Federal Reserve Bank stock are classified as restricted stock, carried at cost, and evaluated for impairment. The Bank is required to maintain an investment in common stock of the FHLB and Federal Reserve Bank because the Bank is a member of the FHLB and the Federal Reserve System.

LOANS

Loans that management has the intent and ability to hold for the foreseeable future, until maturity, or pay-off, generally are stated at their outstanding principal amount, adjusted for charge-offs, the allowance for loan losses, and any deferred loan fees or costs on originated loans. Interest is accrued based upon the daily outstanding principal balance. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield over the life of the related loan.

Interest income is not reported when full repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

At origination, a determination is made whether a loan will be held in the Bank’s portfolio or is intended for sale in the secondary market. Mortgage loans held for sale are recorded at the lower of the aggregate cost or fair value. Generally these loans are held for sale for less than three days. The Bank recognizes gains and losses on sales of the loans held for sale when the sale is completed.

ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.

Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect borrowers’ ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial, commercial real estate, construction loans, and troubled debt restructurings by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual residential real estate or consumer loans for impairment disclosures.

OTHER REAL ESTATE OWNED

Other real estate acquired through or in lieu of foreclosure is initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses. Subsequent valuations are periodically performed and write-downs are included in noninterest expenses, as well as expenses related to maintenance of the properties. Gains or losses upon sale are recorded through noninterest income. Other real estate owned amounted to $99 thousand at December 31, 2019 and 2018, respectively.

PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and, amortization. Land is carried at cost. Depreciation and amortization is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed using the straight-line method. Leasehold improvements are amortized over the useful life of the asset, or lease term, whichever is shorter. Expenses for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

GOODWILL AND CORE DEPOSIT INTANGIBLE ASSETS

Goodwill is not amortized, but is tested for impairment at least annually in the fourth quarter or more frequently if indicators of impairment are present. The evaluation for impairment involves comparing the current fair value of the reporting unit to its carrying value, including goodwill. If the current fair value of a reporting unit exceeds its carrying value, no additional testing is required and an impairment loss is not recorded. The Company uses market capitalization and multiples of tangible book value methods to determine the estimated current fair value of its reporting unit. Based on this analysis no impairment was recorded in 2019 or 2018.

The core deposit intangible assets are assigned useful lives, which are amortized on an accelerated basis over their weighted average lives. The Company periodically reviews the intangible asset for impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) represent the right to service loans for third party investors. MSRs are recognized as a separate asset upon the sale of mortgage loans to a third party investor with the servicing rights retained by the Company. Originated MSRs are recorded at allocated fair value at the time of the sale of the loans to the third party investor. MSRs are amortized in proportion to and over the estimated period of net servicing income. MSRs are carried at amortized cost, less a valuation allowance for impairment, if any. MSRs are evaluated on a discounted earnings basis to determine the present value of future earnings of the underlying serviced mortgages. All assumptions are reviewed annually, or more frequently if necessary, adjusted to reflect current, and anticipated market conditions.

BANK-OWNED LIFE INSURANCE

The cash surrender value of bank-owned life insurance policies is included as an asset on the Consolidated Balance Sheets and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statements of Income. In the event of the death of an individual insured under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

REPURCHASE AGREEMENTS

Substantially all securities sold under repurchase agreements represent amounts advanced by various customers. Securities owned by the Bank are pledged to secure those obligations. Repurchase agreements are not deposits and are not covered by federal deposit insurance.

ADVERTISING COSTS

All advertising costs are expensed as incurred. Advertising expenses amounted to $223 thousand, $215 thousand, and $168 thousand for the years ended 2019, 2018, and 2017, respectively.

FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated tax return. Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their respective tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

The Bank, domiciled in Ohio, is not currently subject to state and local income taxes.

COMPREHENSIVE INCOME

The Company includes recognized revenue, expenses, gains, and losses in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the Consolidated Balance Sheets, these items along with net income are components of comprehensive income.

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

PER SHARE DATA

Earnings per share is computed based on the weighted average number of shares of common stock outstanding during each year. The company currently maintains a simple capital structure, thus, there are no dilutive effects on earnings per share.

The weighted average number of common shares outstanding for earnings per share computations was as follows:

	2019	2018	2017
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,306)	(238,360)	(238,360)
Total weighted average common shares outstanding basic and diluted	2,742,296	2,742,242	2,742,242

Dividends per share are based on the number of shares outstanding at the declaration date.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ADOPTION of New Accounting Pronouncements

ASU 2016-02 – Leases. This Update and all subsequent ASU’s that modified Topic 842 set forth a new lease accounting model for lessors and lessees.   For lessees, virtually all leases will be required to be recognized on the balance sheet by recording a right-of-use asset and lease liability.  Subsequent accounting for leases varies depending on whether the lease is an operating lease or a finance lease.  The accounting provided by a lessor is largely unchanged from that applied under the existing guidance.  The ASU requires additional qualitative and quantitative disclosures with the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases.

The Update and its related amendments were adopted as of January 1, 2019, which resulted in the recognition of operating right-of-use assets totaling $477 thousand and operating lease liabilities totaling $469 thousand. The Company elected to adopt the transition relief provisions from ASU 2018-11 and recorded the impact of adoption as of January 1, 2019, without restating any prior-year amounts or disclosures. The Company has presented the necessary disclosures in Note 5.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2016-13 - Financial Instruments - Credit Losses. The Update and all subsequent ASU’s that modified Topic 326, requires that financial assets be presented at the net amount expected to be collected (i.e. net of expected credit losses), eliminating the probable recognition threshold for credit losses on financial assets measured at amortized cost. The measurement of expected credit losses should be based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We expect the Update will result in an increase in the allowance for credit losses for the estimated life of the financial asset, including an estimate for debt securities. The amount of any increase will be impacted by the portfolio composition and quality at the adoption date, as well as economic conditions and forecasts at that time. A cumulative-effect adjustment to retained earnings is required as of the beginning of the year of adoption. The Company expects to recognize a one-time cumulative effect adjustment to the allowance for loan losses, but cannot yet determine the magnitude of any such one-time adjustment or the overall impact of the new guidance on the consolidated financial statements. In November 2019, the FASB deferred the effective date for ASC 326, Financial Instruments – Credit Losses, for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company qualifies as a smaller reporting company and does not expect to early adopt these ASU’s.

ASU 2017-04 - Simplifying the Test for Goodwill Impairment. The Update, and all subsequent ASU’s, simplifies the goodwill impairment test.  Under the new guidance, Step 2 of the goodwill impairment process that requires an entity to determine the implied fair value of its goodwill by assigning fair value to all its assets and liabilities is eliminated. Instead, the entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The new guidance is effective for annual and interim goodwill tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted. In November 2019, the FASB deferred the effective date for ASC 350, Intangibles – Goodwill and Other, for smaller reporting companies to fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. This Update is not expected to have a material impact on the Company’s financial statements.

ASU 2018-13 - Fair Value Measurement - Changes the Disclosure Requirements for Fair Value Measurements.  The Update removes the requirement to disclose the amount of and reasons for transfers between Level I and Level II of the fair value hierarchy; the policy for timing of transfers between levels; and the valuation processes for Level III fair value measurements. The Update requires disclosure of changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level III fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level III fair value measurements. This Update is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.  This Update is not expected to have a significant impact on the Company’s financial statements.

ASU 2018-15 - Intangibles – Goodwill and Other – Internal-Use Software. This Update addresses customers’ accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also adds certain disclosure requirements related to implementation costs incurred for internal-use software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This Update is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The amendments in this Update can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. In November 2019, the FASB deferred the effective date for ASC 350, Intangibles – Goodwill and Other, for smaller reporting companies to fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. This Update is not expected to have a significant impact on the Company’s financial statements.

ASU 2019-01 - Leases: Codification Improvements. This Update addresses issues lessors sometimes encounter.  Specifically addressed in this Update were issues related to 1) determining the fair value of the underlying asset by the lessor that are not manufacturers or dealers (generally financial institutions and captive finance companies, and 2) lessors that are depository and lending institutions should classify principal and payments received under sales-type and direct financing leases within investing activities in the cash flow statement.  The ASU also exempts both lessees and lessors from having to provide the interim disclosures required by ASC 250-10-50-3 in the fiscal year in which a company adopts the new leases standard.  The amendments addressing the two lessor accounting issues are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. This Update is not expected to have a significant impact on the Company’s financial statements.

ASU 2019-12 - Income Taxes. This update simplifies the accounting for income taxes, changes the accounting for certain tax transactions, and makes minor improvements to the codification. This Update provides a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized as a separate transaction. The Update also changes current guidance for making an intra-period allocation, if there is a loss in continuing operations and gains outside of continuing operations; determining when a deferred tax liability is recognized after an investor in a foreign entity transitions to or from the equity method of accounting; accounting for tax law changes and year-to-date losses in interim periods; and determining how to apply the income tax guidance to franchise taxes that are partially based on income. For public business entities, the amendments in this Update are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. This update is not expected to have a significant impact on the Company’s financial statements.

RECLASSIFICATION OF COMPARATIVE AMOUNTS

Certain comparative amounts from the prior years have been reclassified to conform to current year classifications. Such classifications had no effect on net income or shareholders’ equity.